SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	53.00%	53.00%	53.00%
Volatility, maximum	65.00%	62.00%	69.00%
Risk free interest, minimum	1.20%	1.80%	0.80%
Risk free interest, maximum	2.70%	2.90%	2.20%
Early exercise multiple, minimum	1.30	2.00	2.10
Early exercise multiple, maximum	2.30	2.30	2.20